SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations
Asset retirement obligation liability	$ 10.5				$ 13.0				$ 10.5	$ 13.0
Share-Based Compensation
Retirement eligible grant recipients, minimum age									55 years
Grants to retirement eligible recipients, expense period									6 months
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income attributable to Ecolab	$ 287.1	$ 308.0	$ 213.1	$ 159.6	$ 231.4	$ 238.0	$ 184.5	$ 49.7	$ 967.8	$ 703.6	$ 462.5
Weighted-average common shares outstanding
Basic (in shares)	301.2	301.2	301.5	295.4	293.8	292.7	291.9	291.5	299.9	292.5	236.9
Effect of dilutive stock options, units and awards (in shares)									6.0	6.4	5.2
Diluted (in shares)	307.5	307.2	307.4	300.9	299.9	298.6	298.2	297.9	305.9	298.9	242.1
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.95	$ 1.02	$ 0.71	$ 0.54	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 3.23	$ 2.41	$ 1.95
Diluted (in dollars per share)	$ 0.93	$ 1.00	$ 0.69	$ 0.53	$ 0.77	$ 0.80	$ 0.62	$ 0.17	$ 3.16	$ 2.35	$ 1.91
Anti-dilutive securities excluded from the computation of earnings per share (in shares)									1.8	2.6	4.7